Investment Strategy - PGIM Jennison Technology Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks investments whose prices will increase over the long term. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of technology or technology-related companies. The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund concentrates its investments in the securities of a broad range of companies in the information technology sector as well as companies that are expected to derive a substantial portion of their sales from products or services that utilize technology or engage in technology-related activities. Technology and technology-related companies include companies in the information technology sector as well as technology-related companies in other sectors, including those in the following industries: interactive media and services, technology hardware storage and peripherals, software, electronic equipment instruments and components, communications equipment, semiconductors and semiconductor equipment, media, pharmaceuticals, healthcare equipment and supplies, biotechnology, commercial services and supplies, chemicals, aerospace and defense, energy equipment and services, nanotechnology companies in various industries, and other technology-related industries. The Fund relies on the Global Industry Classification Standard (“GICS”) published by S&P, as they may be amended from time to time, in determining industry/sector classifications. S&P classifies companies quantitatively and qualitatively. Each company is assigned a single GICS classification at the sub-industry level according to its principal business activity. S&P uses revenues as a key factor in determining a firm’s principal business activity. Earnings and market, however, are also recognized as important and relevant information for classification purposes. The Fund invests in equity and equity-related securities, including common stocks; nonconvertible preferred stocks; convertible securities—like bonds, corporate notes and preferred stocks—that can convert into the company's common stock, the cash value of common stock, or some other equity security; American Depositary Receipts (“ADRs”); warrants and rights that can be exercised to obtain stocks; equity securities of real estate investment trusts (“REITs”); investments in various types of business ventures, including partnerships and joint ventures; master limited partnerships (“MLPs”); and similar securities. The Fund is permitted to buy equity and equity-related securities of companies of every size - small-, medium- and large-capitalization. The Fund may participate in the initial public offering (“IPO”) market. The Fund may invest in U.S. and foreign securities, including non-U.S. dollar denominated investments. In deciding which equities to buy, the subadviser uses what is known as a growth investment style. The subadviser seeks to invest in companies with innovative products/services; a magnitude or duration of growth that is underestimated by the market; strong, defensible competitive advantages; current or potential market leadership; pricing power; unique growth drivers or identifiable catalysts; positioning to benefit from industry changes; and accelerated earnings. The subadviser considers selling or reducing an equity position when, in the opinion of the portfolio managers, there is a change in the fundamentals of the issuer or industry trends; the issuer has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; the portfolio managers believe more attractive investment opportunities are available; or the stock has experienced adverse price movement. A stock's price decline does not necessarily mean that the subadviser will sell the equity at that time. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of technology or technology-related companies.